ACQUISITIONS - 2015 GTN Acquisition Summary and Terms of New Class B Units (Details) - USD ($)				3 Months Ended	9 Months Ended	12 Months Ended
		Feb. 14, 2017	Apr. 01, 2015	Mar. 31, 2017	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Mar. 31, 2015
Acquisition
Equity contribution	[1]						$ 2,000,000
TransCanada | GTN
Noncontrolling interest
Remaining noncontrolling ownership interest (as a percent)								30.00%
General Partner
Acquisition
Equity contribution			$ 2,000,000				2,000,000
GTN
Acquisition
Reduction in Partners' Equity	[1]						359,000,000
GTN | General Partner
Acquisition
Reduction in Partners' Equity							3,000,000
GTN | Former parent, TransCanada subsidiaries | Transaction between entities under common control
Acquisition
Interest acquired (as a percent)			30.00%
Purchase price adjustments			$ 11,000,000
Purchase price			457,000,000
Total cash consideration			264,000,000
Assumption of proportional debt			98,000,000
Net purchase price			359,000,000
Less: TransCanada's carrying value of non-controlling interest			232,000,000
Excess purchase price			127,000,000
GTN | Former parent, TransCanada subsidiaries | Transaction between entities under common control | As previously recast
Acquisition
Purchase price			446,000,000
GTN | Former parent, TransCanada subsidiaries | Transaction between entities under common control | General Partner
Acquisition
Reduction in Partners' Equity			$ 127,000,000
Partnership interest | Class B units | GTN | Former parent, TransCanada subsidiaries | Transaction between entities under common control
Acquisition
Units issued (in units)			1,900,000
Value per unit (in dollars per unit)			$ 50
Equity issuance			$ 95,000,000
GTN | Class B units | TransCanada | Distributions
Distributions
Portion of GTN's annual distributions to which the Class B units are entitled to receive a percentage share of the distributions above threshold (as a percent)			30.00%	30.00%		30.00%
Percentage applied to 30 percent of GTN's distributions above threshold through March 31, 2020			100.00%	100.00%
Threshold of 30 percent of GTN's annual distributions for payment to Class B units at specified percentage			$ 20,000,000	$ 20,000,000		$ 20,000,000	15,000,000
Percentage applied to 30 percent of GTN's distributions above threshold after March 31, 2020			25.00%	25.00%
Percentage applied to GTN's distributable cash flow				30.00%	30.00%	30.00%
Threshold of GTN's distributions for payment to Class B units		$ 20,000,000		$ 20,000,000	$ 15,000,000	$ 20,000,000	$ 15,000,000

[1]	Recast to consolidate PNGTS for all periods presented (Refer to Note 2).